Commitments and Contingencies (Details) - Schedule of shall pay UMB	9 Months Ended
Sep. 30, 2021 USD ($)
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095
Payment description	Upon execution of the July 2021 Sponsored Research Agreement
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095
Payment description	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095
Payment description	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement